Note 2 - Acquisitions 2016 Acquisitions (Details) - USD ($) $ in Millions				12 Months Ended
	Nov. 21, 2016	Sep. 16, 2016	Jul. 01, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash payments for acquisitions				$ 760	$ 250	$ 243
Whiting Assets [Domain]
Purchase price	$ 700
Martinez Logistics Assets [Domain]
Purchase price	400
Cash payments for acquisitions	360
Equity consideration, value	$ 40
Alaska Logistics Assets
Purchase price			$ 444
Phase One | Alaska Logistics Assets
Purchase price			266
Cash payments for acquisitions			240
Equity consideration, value			$ 26
Phase Two | Alaska Logistics Assets
Purchase price		$ 178
Cash payments for acquisitions		160
Equity consideration, value		$ 18
Common | Martinez Logistics Assets [Domain]
Equity consideration, number of units (units)	860,933
Common | Phase One | Alaska Logistics Assets
Equity consideration, number of units (units)			390,282
Common | Phase Two | Alaska Logistics Assets
Equity consideration, number of units (units)		358,712
General Partner | Martinez Logistics Assets [Domain]
Equity consideration, number of units (units)	17,570
General Partner | Phase One | Alaska Logistics Assets
Equity consideration, number of units (units)			162,375
General Partner | Phase Two | Alaska Logistics Assets
Equity consideration, number of units (units)		20,440